BORROWINGS (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Maturities and principal payments of borrowings outstanding
2014	$ 12,074
2015	74
2016	15,075
2017	76
2018	10,077
Thereafter	476
Borrowings	$ 37,852	$ 35,925